PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97 .3%
Australia : 7 .2%
16,853
Ampol Ltd.
$ 363,859
0.0
212,532  ANZ Group Holdings
Ltd.
3,485,881
0 .3
89,057
APA Group
473,768
0.0
41,611
Aristocrat Leisure Ltd.
1,087,148
0 .1
13,691
ASX Ltd.
500,790
0 .1
130,174
Aurizon Holdings Ltd.
291,059
0.0
73,550  BHP Group Ltd. - Class
DI
2,066,082
0 .2
32,217
BlueScope Steel Ltd.
398,960
0.0
98,251
Brambles Ltd.
902,587
0 .1
4,643
Cochlear Ltd.
760,446
0 .1
94,650
Coles Group Ltd.
944,688
0 .1
118,538  Commonwealth Bank of
Australia
7,571,745
0 .7
40,561
Computershare Ltd.
675,931
0 .1
34,113
CSL Ltd.
5,495,711
0 .5
76,063
Dexus
354,568
0.0
10,962
(1)
EBOS Group Ltd.
224,565
0.0
101,326  Endeavour Group Ltd./
Australia
342,105
0.0
119,758  Fortescue Metals Group
Ltd.
1,591,950
0 .2
744,848
Glencore PLC
4,241,571
0 .4
119,900
Goodman Group
1,643,331
0 .2
135,469
GPT Group
337,349
0.0
17,715
(1)
IDP Education Ltd.
242,434
0.0
48,198
IGO Ltd.
386,791
0.0
172,594  Insurance Australia
Group Ltd.
626,094
0 .1
49,301
Lendlease Corp. Ltd.
226,095
0.0
157,405
Lottery Corp. Ltd.
475,680
0.0
25,965
Macquarie Group Ltd.
2,780,544
0 .3
194,762
Medibank Pvt Ltd.
429,866
0.0
12,378
Mineral Resources Ltd.
531,533
0 .1
279,049
Mirvac Group
379,280
0.0
222,024  National Australia Bank
Ltd.
4,121,735
0 .4
63,240
Newcrest Mining Ltd.
996,444
0 .1
81,342  Northern Star
Resources Ltd.
540,132
0 .1
32,212
Orica Ltd.
321,177
0.0
121,832
Origin Energy Ltd.
686,029
0 .1
190,827
(1)
Pilbara Minerals Ltd.
520,613
0 .1
59,757
(2)
Qantas Airways Ltd.
197,825
0.0
105,519  QBE Insurance Group
Ltd.
1,057,010
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Australia: (continued)
12,966  Ramsay Health Care
Ltd.
$ 430,347
0.0
3,737
REA Group Ltd.
369,076
0.0
15,989
(1)
Reece Ltd.
190,323
0.0
26,252
Rio Tinto Ltd.
1,893,502
0 .2
79,621
Rio Tinto PLC
4,999,631
0 .5
229,681
Santos Ltd.
1,157,829
0 .1
367,061
Scentre Group
576,787
0 .1
25,192
SEEK Ltd.
355,890
0.0
31,630
Sonic Healthcare Ltd.
603,973
0 .1
321,449
South32 Ltd. - Class DI
694,076
0 .1
168,819
Stockland
422,515
0.0
89,569
Suncorp Group Ltd.
798,028
0 .1
285,993
Telstra Group Ltd.
706,587
0 .1
217,855
Transurban Group
1,770,216
0 .2
51,049  Treasury Wine Estates
Ltd.
403,116
0.0
273,644
Vicinity Ltd.
296,562
0.0
16,593
(1)
Washington H Soul
Pattinson & Co. Ltd.
346,141
0.0
80,232
Wesfarmers Ltd.
2,715,372
0 .3
248,160
Westpac Banking Corp.
3,354,519
0 .3
11,734
WiseTech Global Ltd.
487,083
0 .1
82,833  Woodside Energy
Group Ltd.
1,925,959
0 .2
51,446  Woodside Energy
Group Ltd.
1,188,606
0 .1
86,186
Woolworths Group Ltd.
2,063,398
0 .2
Austria : 0 .2%
24,316
Erste Group Bank AG
839,799
0 .1
34,338
Mondi PLC
572,825
0 .1
10,415
OMV AG
497,468
0.0
4,816
Verbund AG
391,790
0.0
8,300
voestalpine AG
225,970
0.0
Belgium : 0 .8%
11,299
Ageas SA
465,366
0 .1
61,427
(1)
Anheuser-Busch InBev
SA
3,405,278
0 .3
1,519
D'ieteren Group
256,094
0.0
2,103
Elia Group SA
205,802
0.0
6,743  Groupe Bruxelles
Lambert NV
501,748
0 .1
17,701
KBC Group NV
1,102,005
0 .1
29
(1)
Lotus Bakeries NV
235,777
0.0
1,102
(1)
Sofina SA
222,730
0.0
5,241
Solvay SA
579,180
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Belgium: (continued)
8,941
UCB SA
$ 732,351
0 .1
14,811
(1)
Umicore SA
350,674
0.0
11,718  Warehouses De Pauw
CVA
289,595
0.0
Brazil : 0.0%
11,709
Yara International ASA
442,128
0.0
Burkina Faso : 0.0%
13,113
Endeavour Mining PLC
253,134
0.0
Chile : 0 .1%
27,888
Antofagasta PLC
484,132
0 .1
China : 0 .5%
261,917  BOC Hong Kong
Holdings Ltd.
715,000
0 .1
121,800
(3)
Budweiser Brewing Co.
APAC Ltd.
239,363
0.0
154,800
(1)(3)
ESR Group Ltd.
216,405
0.0
108,104
(2)
Prosus NV
3,185,396
0 .3
95,000  SITC International
Holdings Co. Ltd.
159,392
0.0
590,000
(3)
WH Group Ltd.
308,817
0.0
135,876  Wilmar International
Ltd.
369,758
0 .1
117,000  Xinyi Glass Holdings
Ltd.
150,763
0.0
Denmark : 3 .2%
214  AP Moller - Maersk A/S
- Class A
378,716
0.0
343  AP Moller - Maersk A/S
- Class B
617,021
0 .1
6,964
Carlsberg AS - Class B
878,056
0 .1
7,460
(1)
Chr Hansen Holding
A/S
456,350
0.0
9,662
Coloplast A/S - Class B
1,022,404
0 .1
48,779
Danske Bank A/S
1,131,965
0 .1
7,127
(2)
Demant A/S
294,283
0.0
13,164
(1)
DSV A/S
2,452,989
0 .2
4,670
(2)
Genmab A/S
1,653,417
0 .2
230,784  Novo Nordisk A/S -
Class B
21,013,175
2 .0
14,464
(1)
Novozymes A/S - Class
B
581,957
0 .1
13,378
(3)
Orsted AS
727,806
0 .1
5,979
Pandora A/S
616,981
0 .1
650
(1)
Rockwool A/S - Class B
157,096
0.0
24,692
Tryg A/S
451,848
0.0
71,417
(1)(2)
Vestas Wind Systems
A/S
1,527,887
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Finland : 1 .1%
10,059
Elisa Oyj
$ 466,468
0 .1
31,727
(1)
Fortum Oyj
367,940
0.0
19,316
Kesko Oyj - Class B
346,070
0.0
24,037
Kone Oyj - Class B
1,012,921
0 .1
46,900
Metso Oyj
491,834
0 .1
29,919
(1)
Neste Oyj
1,013,316
0 .1
378,397
Nokia Oyj
1,422,801
0 .1
227,819
Nordea Bank Abp
2,497,746
0 .2
7,614
Orion Oyj - Class B
299,122
0.0
32,522
Sampo Oyj - Class A
1,405,975
0 .1
41,142
(1)
Stora Enso Oyj - Class
R
515,648
0 .1
37,745
(1)
UPM-Kymmene Oyj
1,292,422
0 .1
33,477
Wartsila Oyj Abp
379,426
0 .1
France : 10 .8%
13,113
Accor SA
441,048
0.0
20,609
(2)
Adevinta ASA
203,034
0.0
2,100
Aeroports de Paris
247,655
0.0
37,039
Air Liquide SA
6,238,538
0 .6
41,922
(1)
Airbus SE
5,611,197
0 .5
20,253
Alstom SA
481,357
0 .1
4,325
(3)
Amundi SA
242,922
0.0
4,246
Arkema SA
417,979
0.0
129,785
AXA SA
3,850,574
0 .4
2,930
(1)
BioMerieux
283,450
0.0
74,198
BNP Paribas SA
4,717,975
0 .5
52,176
Bollore SE
280,039
0.0
13,484
(1)
Bouygues SA
471,463
0 .1
20,858
Bureau Veritas SA
517,197
0 .1
11,662
Capgemini SE
2,034,947
0 .2
42,255
Carrefour SA
725,734
0 .1
32,712
Cie de Saint-Gobain
1,957,827
0 .2
47,977  Cie Generale des
Etablissements Michelin
SCA
1,468,431
0 .1
3,626
Covivio SA/France
160,837
0.0
85,596
Credit Agricole SA
1,052,387
0 .1
45,535
Danone SA
2,511,609
0 .2
1,459
Dassault Aviation SA
274,803
0.0
47,381
Dassault Systemes SE
1,759,845
0 .2
17,651
Edenred
1,104,176
0 .1
5,198
Eiffage SA
493,382
0 .1
129,167
Engie SA
1,980,927
0 .2
20,851
EssilorLuxottica SA
3,626,940
0 .3
3,081
Eurazeo SE
183,335
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
France: (continued)
3,251
Gecina SA
$ 331,466
0.0
25,282
Getlink SE
403,043
0.0
2,240
Hermes International
4,083,135
0 .4
2,667
Ipsen SA
349,435
0.0
5,265
Kering SA
2,392,222
0 .2
15,215
Klepierre SA
372,548
0.0
7,429
(3)
La Francaise des Jeux
SAEM
241,292
0.0
18,869
Legrand SA
1,733,802
0 .2
17,056
L'Oreal SA
7,068,213
0 .7
19,528  LVMH Moet Hennessy
Louis Vuitton SE
14,740,335
1 .4
131,682
Orange SA
1,510,428
0 .1
14,463
Pernod Ricard SA
2,407,945
0 .2
16,186
Publicis Groupe SA
1,225,162
0 .1
1,634
(1)
Remy Cointreau SA
199,211
0.0
13,594
Renault SA
556,219
0 .1
24,173
Safran SA
3,788,133
0 .4
80,348
Sanofi
8,627,388
0 .8
1,956  Sartorius Stedim
Biotech
465,339
0 .1
1,761
(1)
SEB SA
164,279
0.0
51,440
Societe Generale SA
1,244,725
0 .1
6,257
Sodexo SA
644,143
0 .1
4,181
Teleperformance
524,951
0 .1
7,433
Thales SA
1,044,658
0 .1
159,008
(1)
TotalEnergies SE
10,454,675
1 .0
8,358
(1)(2)
Unibail-Rodamco-
Westfield
411,009
0.0
14,637
Valeo
251,170
0.0
48,062  Veolia Environnement
SA
1,389,289
0 .1
37,585
Vinci SA
4,158,068
0 .4
47,888
Vivendi SE
419,409
0.0
1,884
Wendel SE
148,920
0.0
16,989
(2)(3)
Worldline SA/France
476,903
0 .1
Germany : 7 .6%
11,457
adidas AG
2,009,658
0 .2
28,522
Allianz SE
6,787,559
0 .6
63,213
BASF SE
2,861,333
0 .3
69,476
Bayer AG
3,336,545
0 .3
21,286  Bayerische Motoren
Werke AG
2,161,959
0 .2
5,792
Bechtle AG
269,735
0.0
7,129
Beiersdorf AG
919,564
0 .1
10,380
Brenntag SE
803,170
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany: (continued)
2,867  Carl Zeiss Meditec AG -
Class BR
$ 249,924
0.0
75,281
Commerzbank AG
854,391
0 .1
7,779
Continental AG
546,569
0 .1
13,663
(2)(3)
Covestro AG
734,727
0 .1
34,919  Daimler Truck Holding
AG
1,209,045
0 .1
137,071
Deutsche Bank AG
1,506,448
0 .1
13,437
Deutsche Boerse AG
2,320,527
0 .2
42,272
(2)
Deutsche Lufthansa AG
334,515
0.0
70,100
Deutsche Post AG, Reg
2,844,345
0 .3
229,216  Deutsche Telekom AG,
Reg
4,808,220
0 .5
158,774
E.ON SE
1,877,663
0 .2
14,830
Evonik Industries AG
270,502
0.0
14,525  Fresenius Medical Care
AG & Co. KGaA
624,459
0 .1
29,874  Fresenius SE & Co.
KGaA
927,893
0 .1
10,850
GEA Group AG
399,870
0.0
4,264
Hannover Rueck SE
935,602
0 .1
10,242  Heidelberg Materials
AG
793,247
0 .1
10,973
(2)
HelloFresh SE
326,057
0.0
7,349
Henkel AG & Co. KGaA
463,367
0 .1
92,354  Infineon Technologies
AG
3,058,834
0 .3
5,130
Knorr-Bremse AG
325,228
0.0
5,241
(2)
LEG Immobilien SE
360,409
0.0
56,744  Mercedes-Benz Group
AG
3,949,199
0 .4
9,140
Merck KGaA
1,523,705
0 .1
3,806
MTU Aero Engines AG
689,303
0 .1
9,651  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
3,758,609
0 .4
4,130
Nemetschek SE
251,346
0.0
7,466
Puma SE
461,640
0.0
366
Rational AG
231,569
0.0
3,080
Rheinmetall AG
792,335
0 .1
44,713
RWE AG
1,659,738
0 .2
73,847
SAP SE
9,558,906
0 .9
5,304
(1)(3)
Scout24 SE
367,772
0.0
53,747
Siemens AG, Reg
7,680,917
0 .7
36,742
(2)
Siemens Energy AG
478,848
0 .1
19,943
(3)
Siemens Healthineers
AG
1,008,755
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany: (continued)
9,390
Symrise AG
$ 893,918
0 .1
4,479
Talanx AG
283,476
0.0
63,108  Telefonica Deutschland
Holding AG
112,873
0.0
2,087
Volkswagen AG
274,081
0.0
51,850
Vonovia SE
1,242,238
0 .1
1,291
(1)
Wacker Chemie AG
184,354
0.0
15,847
(2)(3)
Zalando SE
352,094
0.0
Hong Kong : 2 .0%
816,899
AIA Group Ltd.
6,606,382
0 .6
139,699
CK Asset Holdings Ltd.
733,782
0 .1
189,699  CK Hutchison Holdings
Ltd.
1,007,129
0 .1
44,902  CK Infrastructure
Holdings Ltd.
211,863
0.0
116,365
CLP Holdings Ltd.
859,226
0 .1
3,906
(2)
Futu Holdings Ltd., ADR
225,806
0.0
126,823  Hang Lung Properties
Ltd.
173,514
0.0
54,036
Hang Seng Bank Ltd.
670,451
0 .1
103,059  Henderson Land
Development Co. Ltd.
270,629
0.0
267,867  HKT Trust & HKT Ltd. -
Stapled Security
279,324
0.0
792,181
(1)
Hong Kong & China
Gas Co. Ltd.
551,189
0 .1
85,188  Hong Kong Exchanges
& Clearing Ltd.
3,161,563
0 .3
78,333  Hongkong Land
Holdings Ltd.
279,359
0.0
10,604  Jardine Matheson
Holdings Ltd.
491,405
0 .1
700  Jardine Matheson
Holdings Ltd.
32,655
0.0
178,832
Link REIT
874,405
0 .1
109,644
(1)
MTR Corp. Ltd.
433,139
0.0
107,273
(1)
New World
Development Co. Ltd.
207,991
0.0
97,845  Power Assets Holdings
Ltd.
472,543
0 .1
262,626
Sino Land Co. Ltd.
295,359
0.0
102,471  Sun Hung Kai
Properties Ltd.
1,093,361
0 .1
30,120  Swire Pacific Ltd. -
Class A
202,874
0.0
82,825
Swire Properties Ltd.
172,253
0.0
97,500  Techtronic Industries
Co. Ltd.
941,225
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong: (continued)
118,361
(1)
Wharf Real Estate
Investment Co. Ltd.
$ 456,156
0 .1
Ireland : 0 .7%
12,346
(2)
AerCap Holdings NV
773,724
0 .1
101,858
AIB Group PLC
456,549
0.0
74,725  Bank of Ireland Group
PLC
730,483
0 .1
12,286
CRH PLC
677,382
0 .1
12,488
(2)
Flutter Entertainment
PLC - Class DI
2,037,172
0 .2
11,272
(1)
Kerry Group PLC -
Class A
941,826
0 .1
10,937
Kingspan Group PLC
816,810
0 .1
18,398  Smurfit Kappa Group
PLC
611,178
0.0
Israel : 0 .6%
3,001
Azrieli Group Ltd.
154,050
0.0
89,842
Bank Hapoalim BM
800,457
0 .1
108,546  Bank Leumi Le-Israel
BM
899,396
0 .1
6,619
(2)
Check Point Software
Technologies Ltd.
882,180
0 .1
1,882
Elbit Systems Ltd.
373,024
0.0
6,389
(2)
Global-e Online Ltd.
253,899
0.0
54,709
ICL Group Ltd.
301,890
0.0
87,481  Israel Discount Bank
Ltd. - Class A
474,160
0 .1
10,921  Mizrahi Tefahot Bank
Ltd.
396,594
0.0
4,475
(2)
Nice Ltd.
763,251
0 .1
79,232
(2)
Teva Pharmaceutical
Industries Ltd., ADR
808,166
0 .1
3,817
(2)
Wix.com Ltd.
350,401
0.0
Italy : 2 .2%
8,806
(1)
Amplifon SpA
260,667
0.0
71,676  Assicurazioni Generali
SpA
1,463,080
0 .1
15,627  Coca-Cola HBC AG -
Class DI
427,304
0.0
36,966  Davide Campari-Milano
NV
435,176
0.0
1,607
DiaSorin SpA
146,337
0.0
575,186
Enel SpA
3,527,470
0 .3
167,121
Eni SpA
2,684,600
0 .3
25,448
Ermenegildo Zegna NV
354,236
0.0
8,914
Ferrari NV
2,627,718
0 .3
43,184  FinecoBank Banca
Fineco SpA
521,459
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Italy: (continued)
23,767
(1)(3)
Infrastrutture Wireless
Italiane SpA
$ 282,409
0.0
1,099,007
Intesa Sanpaolo SpA
2,814,798
0 .3
39,038
(1)
Mediobanca Banca di
Credito Finanziario SpA
514,681
0 .1
14,566
Moncler SpA
844,173
0 .1
41,764
(2)(3)
Nexi SpA
254,471
0.0
36,947
(1)(3)
Poste Italiane SpA
387,992
0.0
18,572
Prysmian SpA
745,448
0 .1
7,395  Recordati Industria
Chimica e Farmaceutica
SpA
348,492
0.0
142,607
Snam SpA
669,151
0 .1
704,659
(1)(2)
Telecom Italia SpA/
Milano
219,759
0.0
99,502  Terna - Rete Elettrica
Nazionale
748,398
0 .1
130,388
UniCredit SpA
3,106,676
0 .3
Japan : 22 .4%
54,000
Advantest Corp.
1,506,250
0 .2
46,280
Aeon Co. Ltd.
916,719
0 .1
13,721
AGC, Inc.
480,886
0 .1
10,411
Aisin Corp.
393,380
0.0
31,828
Ajinomoto Co., Inc.
1,227,244
0 .1
11,389
(1)(2)
ANA Holdings, Inc.
238,464
0.0
34,058  Asahi Group Holdings
Ltd.
1,272,222
0 .1
15,400
Asahi Intecc Co. Ltd.
276,097
0.0
88,753
Asahi Kasei Corp.
558,653
0 .1
128,020
Astellas Pharma, Inc.
1,772,005
0 .2
8,100
Azbil Corp.
247,450
0.0
42,379  Bandai Namco
Holdings, Inc.
862,009
0 .1
9,300  BayCurrent Consulting,
Inc.
309,902
0.0
40,343
Bridgestone Corp.
1,572,084
0 .2
16,386
Brother Industries Ltd.
263,946
0.0
70,693
Canon, Inc.
1,702,898
0 .2
12,300
Capcom Co. Ltd.
442,698
0 .1
51,140  Central Japan Railway
Co.
1,243,622
0 .1
37,466
Chiba Bank Ltd.
272,194
0.0
45,542  Chubu Electric Power
Co., Inc.
579,745
0 .1
47,518  Chugai Pharmaceutical
Co. Ltd.
1,465,172
0 .1
74,909  Concordia Financial
Group Ltd.
341,250
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan: (continued)
30,400
CyberAgent, Inc.
$ 163,645
0.0
15,474  Dai Nippon Printing Co.
Ltd.
402,605
0.0
21,500
Daifuku Co. Ltd.
405,848
0.0
66,483  Dai-ichi Life Holdings,
Inc.
1,372,496
0 .1
130,779
Daiichi Sankyo Co. Ltd.
3,580,379
0 .3
18,698
Daikin Industries Ltd.
2,931,317
0 .3
4,381  Daito Trust Construction
Co. Ltd.
461,467
0 .1
41,954  Daiwa House Industry
Co. Ltd.
1,126,020
0 .1
156  Daiwa House REIT
Investment Corp.
275,238
0.0
94,321  Daiwa Securities Group,
Inc.
543,908
0 .1
122,668
Denso Corp.
1,968,316
0 .2
14,303
Dentsu Group, Inc.
420,675
0.0
6,500
Disco Corp.
1,200,915
0 .1
21,333
East Japan Railway Co.
1,220,823
0 .1
17,779
Eisai Co. Ltd.
985,380
0 .1
203,764
ENEOS Holdings, Inc.
802,043
0 .1
67,365
FANUC Corp.
1,751,991
0 .2
12,426
Fast Retailing Co. Ltd.
2,706,572
0 .3
9,023
Fuji Electric Co. Ltd.
406,357
0.0
26,360  FUJIFILM Holdings
Corp.
1,524,942
0 .2
12,413
Fujitsu Ltd.
1,459,906
0 .1
331
GLP J-Reit
295,851
0.0
3,000  GMO Payment
Gateway, Inc.
163,691
0.0
15,400
(1)
Hakuhodo DY Holdings,
Inc.
126,496
0.0
9,942  Hamamatsu Photonics
KK
418,098
0.0
16,157  Hankyu Hanshin
Holdings, Inc.
551,287
0 .1
1,400
Hikari Tsushin, Inc.
213,214
0.0
2,164
Hirose Electric Co. Ltd.
250,316
0.0
7,610  Hitachi Construction
Machinery Co. Ltd.
230,932
0.0
66,391
Hitachi Ltd.
4,114,754
0 .4
326,526
Honda Motor Co. Ltd.
3,673,318
0 .4
7,700
Hoshizaki Corp.
267,300
0.0
25,037
Hoya Corp.
2,564,227
0 .2
27,164
Hulic Co. Ltd.
243,575
0.0
8,000
Ibiden Co. Ltd.
424,323
0.0
13,655
Idemitsu Kosan Co. Ltd.
313,043
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan: (continued)
11,191  Iida Group Holdings
Co. Ltd.
$ 185,708
0.0
68,616
Inpex Corp.
1,029,126
0 .1
41,268
Isuzu Motors Ltd.
518,805
0 .1
84,016
(1)
ITOCHU Corp.
3,034,148
0 .3
10,278
(1)
Japan Airlines Co. Ltd.
199,693
0.0
35,514  Japan Exchange Group,
Inc.
657,943
0 .1
494  Japan Metropolitan
Fund Invest
320,385
0.0
102,300  Japan Post Bank Co.
Ltd.
890,199
0 .1
159,100  Japan Post Holdings
Co. Ltd.
1,272,823
0 .1
13,500  Japan Post Insurance
Co. Ltd.
227,048
0.0
91  Japan Real Estate
Investment Corp.
354,603
0.0
84,902
Japan Tobacco, Inc.
1,953,429
0 .2
34,802
(1)
JFE Holdings, Inc.
509,651
0 .1
12,535
JSR Corp.
336,281
0.0
29,954
Kajima Corp.
487,592
0 .1
49,762  Kansai Electric Power
Co., Inc.
688,932
0 .1
32,975
Kao Corp.
1,222,219
0 .1
9,800
(1)
Kawasaki Kisen Kaisha
Ltd.
334,434
0.0
105,801
KDDI Corp.
3,238,619
0 .3
7,268
Keio Corp.
249,860
0.0
9,098  Keisei Electric Railway
Co. Ltd.
315,140
0.0
13,788
Keyence Corp.
5,099,160
0 .5
9,634
Kikkoman Corp.
504,945
0 .1
12,797  Kintetsu Group Holdings
Co. Ltd.
362,829
0.0
54,956
Kirin Holdings Co. Ltd.
769,408
0 .1
3,600  Kobayashi
Pharmaceutical Co. Ltd.
160,564
0.0
10,600
Kobe Bussan Co. Ltd.
248,161
0.0
8,340  Koei Tecmo Holdings
Co. Ltd.
118,491
0.0
14,900  Koito Manufacturing
Co. Ltd.
224,688
0.0
65,383
Komatsu Ltd.
1,763,454
0 .2
7,066
Konami Group Corp.
372,551
0.0
2,400
(1)
Kose Corp.
173,957
0.0
71,622
Kubota Corp.
1,053,618
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan: (continued)
7,348  Kurita Water Industries
Ltd.
$ 255,702
0.0
22,694
Kyocera Corp.
1,150,534
0 .1
19,114
Kyowa Kirin Co. Ltd.
332,333
0.0
5,300
Lasertec Corp.
824,216
0 .1
20,292
(1)
Lixil Corp.
235,828
0.0
31,200
M3, Inc.
565,929
0 .1
15,808
Makita Corp.
389,813
0.0
102,056
Marubeni Corp.
1,590,874
0 .2
24,300  MatsukiyoCocokara &
Co.
435,287
0.0
40,166
Mazda Motor Corp.
456,065
0 .1
6,100
(1)
McDonald's Holdings
Co. Japan Ltd.
233,077
0.0
16,576
MEIJI Holdings Co. Ltd.
411,981
0.0
25,700
(1)
MINEBEA MITSUMI,
Inc.
418,732
0.0
20,100
MISUMI Group, Inc.
313,007
0.0
90,548  Mitsubishi Chemical
Group Corp.
570,459
0 .1
81,293
Mitsubishi Corp.
3,873,639
0 .4
136,661
Mitsubishi Electric Corp.
1,688,374
0 .2
79,627  Mitsubishi Estate Co.
Ltd.
1,038,815
0 .1
57,076  Mitsubishi HC Capital,
Inc.
380,302
0.0
22,619  Mitsubishi Heavy
Industries Ltd.
1,261,618
0 .1
807,506  Mitsubishi UFJ Financial
Group, Inc.
6,842,931
0 .7
92,901
Mitsui & Co. Ltd.
3,369,515
0 .3
12,114
(1)
Mitsui Chemicals, Inc.
313,851
0.0
62,919
Mitsui Fudosan Co. Ltd.
1,385,729
0 .1
24,300
(1)
Mitsui OSK Lines Ltd.
667,741
0 .1
170,606  Mizuho Financial
Group, Inc.
2,896,541
0 .3
17,900
(1)
MonotaRO Co. Ltd.
190,835
0.0
30,354  MS&AD Insurance
Group Holdings, Inc.
1,110,784
0 .1
121,932  Murata Manufacturing
Co. Ltd.
2,224,303
0 .2
17,320
NEC Corp.
956,456
0 .1
24,200
Nexon Co. Ltd.
432,421
0.0
16,569
NGK Insulators Ltd.
219,599
0.0
29,484
NIDEC Corp.
1,361,378
0 .1
73,440
Nintendo Co. Ltd.
3,051,650
0 .3
108  Nippon Building Fund,
Inc.
437,350
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan: (continued)
5,122  Nippon Express
Holdings, Inc.
$ 267,265
0.0
67,085  Nippon Paint Holdings
Co. Ltd.
450,551
0 .1
161  Nippon Prologis REIT,
Inc.
300,582
0.0
12,225  Nippon Sanso Holdings
Corp.
289,445
0.0
60,480
(1)
Nippon Steel Corp.
1,416,934
0 .1
2,113,200  Nippon Telegraph &
Telephone Corp.
2,501,259
0 .2
34,309
(1)
Nippon Yusen KK
890,828
0 .1
8,900
Nissan Chemical Corp.
378,334
0.0
164,192
Nissan Motor Co. Ltd.
724,619
0 .1
4,317  Nissin Foods Holdings
Co. Ltd.
358,712
0.0
5,706
Nitori Holdings Co. Ltd.
636,193
0 .1
10,042
Nitto Denko Corp.
658,508
0 .1
212,526
Nomura Holdings, Inc.
851,045
0 .1
7,745  Nomura Real Estate
Holdings, Inc.
194,443
0.0
300  Nomura Real Estate
Master Fund, Inc.
336,001
0.0
27,268  Nomura Research
Institute Ltd.
708,742
0 .1
44,620
NTT Data Group Corp.
597,076
0 .1
45,915
Obayashi Corp.
404,046
0.0
4,900
Obic Co. Ltd.
742,450
0 .1
22,127  Odakyu Electric Railway
Co. Ltd.
330,617
0.0
61,026
Oji Holdings Corp.
256,750
0.0
89,528
Olympus Corp.
1,162,386
0 .1
12,423
(1)
Omron Corp.
552,842
0 .1
27,490  Ono Pharmaceutical
Co. Ltd.
527,214
0 .1
5,600  Open House Group Co.
Ltd.
189,880
0.0
2,700
Oracle Corp. Japan
200,003
0.0
77,200  Oriental Land Co. Ltd./
Japan
2,532,751
0 .2
82,963
ORIX Corp.
1,549,119
0 .2
26,565
Osaka Gas Co. Ltd.
437,124
0.0
8,022
Otsuka Corp.
339,399
0.0
27,646  Otsuka Holdings Co.
Ltd.
981,574
0 .1
26,968  Pan Pacific International
Holdings Corp.
565,976
0 .1
156,231  Panasonic Holdings
Corp.
1,763,500
0 .2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan: (continued)
132,000
Persol Holdings Co. Ltd.
$ 214,396
0.0
105,670
(1)
Rakuten Group, Inc.
434,176
0.0
101,900  Recruit Holdings Co.
Ltd.
3,117,634
0 .3
90,000
(2)
Renesas Electronics
Corp.
1,374,747
0 .1
151,313
(1)
Resona Holdings, Inc.
836,637
0 .1
38,832
Ricoh Co. Ltd.
335,041
0.0
24,600
Rohm Co. Ltd.
462,462
0 .1
17,370
(1)
SBI Holdings, Inc.
365,566
0.0
11,100
SCSK Corp.
193,527
0.0
14,806
Secom Co. Ltd.
1,004,451
0 .1
20,416
(1)
Seiko Epson Corp.
320,624
0.0
27,219  Sekisui Chemical Co.
Ltd.
391,598
0.0
42,185
Sekisui House Ltd.
839,542
0 .1
53,271  Seven & i Holdings Co.
Ltd.
2,085,571
0 .2
22,600
SG Holdings Co. Ltd.
289,322
0.0
18,700
(1)(2)
Sharp Corp./Japan
116,420
0.0
16,772
Shimadzu Corp.
444,882
0 .1
5,455
Shimano, Inc.
730,122
0 .1
40,092
Shimizu Corp.
278,491
0.0
128,845  Shin-Etsu Chemical
Co. Ltd.
3,742,387
0 .4
18,432
Shionogi & Co. Ltd.
822,149
0 .1
28,262
Shiseido Co. Ltd.
990,418
0 .1
33,081  Shizuoka Financial
Group, Inc.
269,593
0.0
4,036
SMC Corp.
1,809,187
0 .2
203,200
SoftBank Corp.
2,299,878
0 .2
72,792
SoftBank Group Corp.
3,066,402
0 .3
20,913
(1)
Sompo Holdings, Inc.
896,264
0 .1
89,170
Sony Group Corp.
7,291,929
0 .7
6,100  Square Enix Holdings
Co. Ltd.
209,019
0.0
43,535
Subaru Corp.
846,516
0 .1
24,800
SUMCO Corp.
322,722
0.0
99,571  Sumitomo Chemical
Co. Ltd.
270,825
0.0
73,955
Sumitomo Corp.
1,475,989
0 .1
50,533  Sumitomo Electric
Industries Ltd.
608,767
0 .1
17,480  Sumitomo Metal Mining
Co. Ltd.
513,320
0 .1
89,851  Sumitomo Mitsui
Financial Group, Inc.
4,414,024
0 .4

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan: (continued)
23,185  Sumitomo Mitsui Trust
Holdings, Inc.
$ 872,847
0 .1
20,196  Sumitomo Realty &
Development Co. Ltd.
524,319
0 .1
9,834  Suntory Beverage &
Food Ltd.
299,277
0.0
26,044
Suzuki Motor Corp.
1,047,516
0 .1
11,838
Sysmex Corp.
562,508
0 .1
35,411
T&D Holdings, Inc.
582,334
0 .1
12,061
Taisei Corp.
424,499
0.0
111,922  Takeda Pharmaceutical
Co. Ltd.
3,469,192
0 .3
27,536
TDK Corp.
1,018,013
0 .1
47,628
Terumo Corp.
1,260,754
0 .1
15,600
TIS, Inc.
343,031
0.0
13,385
Tobu Railway Co. Ltd.
344,015
0.0
7,900
Toho Co. Ltd./Tokyo
269,513
0.0
127,464  Tokio Marine Holdings,
Inc.
2,951,263
0 .3
107,966
(2)
Tokyo Electric Power
Co. Holdings, Inc.
481,599
0 .1
33,395
Tokyo Electron Ltd.
4,561,499
0 .4
27,672
Tokyo Gas Co. Ltd.
627,398
0 .1
35,394
Tokyu Corp.
408,077
0.0
17,416
TOPPAN, Inc.
416,614
0.0
98,103
Toray Industries, Inc.
510,436
0 .1
18,400
(1)
Tosoh Corp.
235,908
0.0
9,434
TOTO Ltd.
243,443
0.0
10,405
Toyota Industries Corp.
819,035
0 .1
749,990
Toyota Motor Corp.
13,455,067
1 .3
15,054
Toyota Tsusho Corp.
885,417
0 .1
9,453
Trend Micro, Inc./Japan
357,828
0.0
28,578
Unicharm Corp.
1,010,454
0 .1
14,526
USS Co. Ltd.
240,134
0.0
6,800  Welcia Holdings Co.
Ltd.
117,429
0.0
15,521  West Japan Railway
Co.
642,272
0 .1
18,170
Yakult Honsha Co. Ltd.
441,294
0 .1
9,907
Yamaha Corp.
270,576
0.0
21,004
Yamaha Motor Co. Ltd.
552,132
0 .1
18,801  Yamato Holdings Co.
Ltd.
306,009
0.0
16,942
(1)
Yaskawa Electric Corp.
610,099
0 .1
16,173  Yokogawa Electric
Corp.
312,150
0.0
188,944
Z Holdings Corp.
524,152
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan: (continued)
6,600
(1)
Zensho Holdings Co.
Ltd.
$ 286,602
0.0
9,900
ZOZO, Inc.
181,281
0.0
Jordan : 0.0%
11,721  Hikma Pharmaceuticals
PLC
297,635
0.0
Luxembourg : 0 .1%
36,186
ArcelorMittal SA
905,955
0 .1
9,545
Eurofins Scientific SE
537,929
0.0
Macao : 0 .1%
154,159  Galaxy Entertainment
Group Ltd.
922,429
0 .1
171,602
(2)
Sands China Ltd.
521,838
0.0
Netherlands : 5 .4%
28,563
(3)
ABN AMRO Bank NV
403,668
0.0
1,535
(2)(3)
Adyen NV
1,138,101
0 .1
119,342
(1)
Aegon Ltd.
575,194
0 .1
12,064
Akzo Nobel NV
869,796
0 .1
3,957
(1)(2)
Argenx SE
1,934,291
0 .2
3,321
(1)
ASM International, N.V.
1,386,826
0 .1
28,510
(1)
ASML Holding NV
16,785,274
1 .6
11,304
ASR Nederland NV
422,963
0.0
5,452  BE Semiconductor
Industries NV
533,241
0 .1
6,060
(3)
Euronext NV
421,529
0.0
7,670
EXOR NV
678,401
0 .1
36,011
Ferrovial SE
1,100,388
0 .1
9,166
Heineken Holding NV
690,761
0 .1
20,367
Heineken NV
1,795,586
0 .2
4,030
(1)
IMCD NV
509,532
0 .1
255,970
ING Groep NV
3,373,702
0 .3
8,989
(1)
JDE Peet's NV
251,086
0.0
68,687  Koninklijke Ahold
Delhaize NV
2,070,205
0 .2
228,414
Koninklijke KPN NV
752,548
0 .1
65,674
(1)(2)
Koninklijke Philips, N.V.
1,310,345
0 .1
17,733
NN Group NV
568,488
0 .1
7,461
OCI NV
207,469
0.0
7,806
(1)
Randstad NV
431,251
0.0
474,128
Shell PLC
15,027,209
1 .4
57,943
(1)
Universal Music Group
NV
1,512,091
0 .1
18,211
Wolters Kluwer NV
2,204,907
0 .2
New Zealand : 0 .2%
88,534  Auckland International
Airport Ltd.
419,728
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
New Zealand: (continued)
40,976  Fisher & Paykel
Healthcare Corp. Ltd.
$ 528,308
0 .1
49,037
Mercury NZ Ltd.
179,178
0.0
91,340
Meridian Energy Ltd.
280,905
0.0
130,477
Spark New Zealand Ltd.
375,623
0.0
10,171
(2)
Xero Ltd.
731,477
0 .1
Norway : 0 .6%
22,348
Aker BP ASA
617,074
0 .1
65,456
DNB Bank ASA
1,315,127
0 .1
63,713
Equinor ASA
2,088,006
0 .2
14,144  Gjensidige Forsikring
ASA
207,542
0.0
6,221  Kongsberg Gruppen
ASA
256,390
0.0
31,084
Mowi ASA
549,419
0.0
93,830
Norsk Hydro ASA
587,173
0 .1
53,115
Orkla ASA
396,712
0.0
5,132
Salmar ASA
259,928
0.0
49,484
(1)
Telenor ASA
561,180
0 .1
Portugal : 0 .2%
221,919  EDP - Energias de
Portugal SA
922,728
0 .1
34,799
Galp Energia SGPS SA
515,447
0 .1
20,026  Jeronimo Martins SGPS
SA
449,748
0.0
Russia : — %
5,115
(2)(4)
TCS Group Holding
PLC, GDR
—
—
Singapore : 1 .4%
263,937  CapitaLand Ascendas
REIT
529,372
0 .1
376,340  CapitaLand Integrated
Commercial Trust
507,877
0 .1
183,996  CapitaLand Investment
Ltd./Singapore
415,750
0.0
35,381
City Developments Ltd.
170,745
0.0
128,120  DBS Group Holdings
Ltd.
3,146,583
0 .3
427,612
Genting Singapore Ltd.
263,981
0.0
132,497
(2)
Grab Holdings Ltd. -
Class A
469,039
0 .1
7,100  Jardine Cycle &
Carriage Ltd.
165,531
0.0
103,004
Keppel Corp. Ltd.
511,500
0 .1
244,694  Mapletree Logistics
Trust
299,979
0.0
166,900  Mapletree Pan Asia
Commercial Trust
174,184
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Singapore: (continued)
239,422  Oversea-Chinese
Banking Corp. Ltd.
$ 2,239,088
0 .2
25,803
(2)
Sea Ltd., ADR
1,134,042
0 .1
3,136,698
(2)
Seatrium Ltd.
306,708
0.0
63,200  Sembcorp Industries
Ltd.
234,907
0.0
105,300
(1)
Singapore Airlines Ltd.
496,723
0 .1
60,651  Singapore Exchange
Ltd.
431,472
0.0
110,406  Singapore Technologies
Engineering Ltd.
315,082
0.0
583,950  Singapore
Telecommunications
Ltd.
1,033,648
0 .1
89,456  United Overseas Bank
Ltd.
1,863,200
0 .2
32,900
UOL Group Ltd.
153,892
0.0
South Africa : 0 .2%
89,863
Anglo American PLC
2,467,618
0 .2
South Korea : 0.0%
12,388
(2)(3)
Delivery Hero SE
353,721
0.0
Spain : 2 .5%
1,766
Acciona SA
224,909
0.0
15,491  ACS Actividades
de Construccion y
Servicios SA
556,897
0 .1
5,304
(3)
Aena SME SA
798,133
0 .1
31,859
Amadeus IT Group SA
1,924,370
0 .2
421,875  Banco Bilbao Vizcaya
Argentaria SA
3,414,205
0 .3
1,144,534
Banco Santander SA
4,358,464
0 .4
291,801
CaixaBank SA
1,162,533
0 .1
39,969
(3)
Cellnex Telecom SA
1,390,202
0 .1
4,657
(1)
Corp ACCIONA
Energias Renovables
SA
119,954
0.0
21,725
(1)
EDP Renovaveis SA
355,799
0.0
17,601
(1)
Enagas SA
291,464
0.0
22,462
Endesa SA
457,134
0 .1
21,095
(2)
Grifols SA
273,220
0.0
430,555
Iberdrola SA
4,815,520
0 .5
77,143  Industria de Diseno
Textil SA
2,870,650
0 .3
8,914  Naturgy Energy Group
SA
242,507
0.0
28,699
Red Electrica Corp. SA
451,474
0 .1
90,337
Repsol SA
1,485,955
0 .1
366,002
(1)
Telefonica SA
1,495,244
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden : 2 .8%
20,461
Alfa Laval AB
$ 700,951
0 .1
70,882  Assa Abloy AB - Class
B
1,540,165
0 .2
189,957  Atlas Copco AB - Class
A
2,551,251
0 .3
110,384  Atlas Copco AB - Class
B
1,290,947
0 .1
27,220
(1)
Beijer Ref AB
286,388
0.0
19,343
Boliden AB
555,083
0 .1
46,605
Epiroc AB - Class A
884,901
0 .1
27,579
Epiroc AB - Class B
441,190
0 .1
25,149
(1)
EQT AB
495,510
0 .1
43,077
Essity AB - Class B
929,052
0 .1
12,960
(3)
Evolution AB
1,307,784
0 .1
46,107
(1)(2)
Fastighets AB Balder
206,689
0.0
16,176
Getinge AB - Class B
284,251
0.0
45,676
(1)
H & M Hennes &
Mauritz AB - Class B
647,695
0 .1
146,826
Hexagon AB - Class B
1,249,598
0 .1
6,634
Holmen AB - Class B
257,865
0.0
24,729
(1)
Husqvarna AB - Class B
188,711
0.0
9,310  Industrivarden AB -
Class A
245,497
0.0
10,919
(1)
Industrivarden AB -
Class C
287,728
0.0
19,324
(1)
Indutrade AB
356,892
0.0
10,471
(1)
Investment AB Latour -
Class B
184,037
0.0
122,404
Investor AB - Class B
2,343,365
0 .2
5,436
(1)
L E Lundbergforetagen
AB - Class B
226,661
0.0
16,485
Lifco AB - Class B
288,378
0.0
107,175
(1)
Nibe Industrier AB -
Class B
700,683
0 .1
5,663
Saab AB - Class B
288,222
0.0
13,949
Sagax AB - Class B
264,968
0.0
75,403
Sandvik AB
1,387,442
0 .1
34,780
(1)
Securitas AB - Class B
275,010
0.0
112,223  Skandinaviska Enskilda
Banken AB - Class A
1,337,906
0 .1
24,061
Skanska AB - Class B
395,095
0 .1
24,099
SKF AB - Class B
400,081
0 .1
42,847
(1)
Svenska Cellulosa AB
SCA - Class B
586,666
0 .1
103,150  Svenska
Handelsbanken AB -
Class A
917,818
0 .1
60,041
Swedbank AB - Class A
1,103,638
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden: (continued)
13,840
(1)(2)
Swedish Orphan
Biovitrum AB
$ 282,789
0.0
37,781
Tele2 AB - Class B
288,930
0.0
207,086
(1)
Telefonaktiebolaget LM
Ericsson - Class B
1,008,873
0 .1
166,846
Telia Co. AB
344,153
0.0
14,161
Volvo AB - Class A
294,076
0.0
106,719
Volvo AB - Class B
2,198,159
0 .2
42,142
(1)(2)
Volvo Car AB - Class B
170,457
0.0
Switzerland : 9 .8%
113,130
(1)
ABB Ltd., Reg
4,037,973
0 .4
11,315
(1)
Adecco Group AG
464,743
0.0
35,339
Alcon, Inc.
2,727,021
0 .3
2,414
(1)
Bachem Holding AG
178,054
0.0
3,239  Baloise Holding AG,
Reg
468,931
0.0
2,154
(1)
Banque Cantonale
Vaudoise
225,399
0.0
252
Barry Callebaut AG
400,741
0.0
1,494
BKW AG
263,006
0.0
8  Chocoladefabriken Lindt
& Spruengli AG
875,966
0 .1
68  Chocoladefabriken Lindt
& Spruengli AG - Class
PC
755,653
0 .1
36,916  Cie Financiere
Richemont SA
4,495,751
0 .4
15,258
Clariant AG
240,567
0.0
13,152
DSM-Firmenich AG
1,111,382
0 .1
6,821
(1)(2)
Dufry AG, Reg
258,966
0.0
496
(1)
EMS-Chemie Holding
AG
336,114
0.0
2,364
Geberit AG, Reg
1,178,874
0 .1
653
(1)
Givaudan SA, Reg
2,126,059
0 .2
2,625
Helvetia Holding AG
366,683
0.0
36,860
Holcim AG
2,359,368
0 .2
14,568
Julius Baer Group Ltd.
932,467
0 .1
3,843  Kuehne + Nagel
International AG
1,091,915
0 .1
11,630
(1)
Logitech International
SA
800,126
0 .1
5,266
Lonza Group AG
2,435,773
0 .2
188,821
Nestle SA
21,373,786
2 .0
144,956
Novartis AG, Reg
14,804,160
1 .4
1,605  Partners Group Holding
AG
1,801,765
0 .2
49,685
Roche Holding AG
13,564,060
1 .3
2,879
Schindler Holding AG
573,496
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland: (continued)
1,660  Schindler Holding AG
(SCHN)
$ 319,399
0.0
10,601
SGS SA
889,696
0 .1
21,627
(1)
SIG Group AG
532,790
0 .1
10,350
Sika AG, Reg
2,622,286
0 .3
3,676  Sonova Holding AG,
Reg
870,023
0 .1
48,334
(1)
STMicroelectronics NV
2,084,311
0 .2
7,894
Straumann Holding AG
1,004,740
0 .1
3,721
Swatch Group AG
181,730
0.0
2,046  Swatch Group AG -
Class BR
524,026
0 .1
2,087
Swiss Life Holding AG
1,298,487
0 .1
5,425
(1)
Swiss Prime Site AG
496,652
0 .1
1,832
(1)
Swisscom AG, Reg
1,087,824
0 .1
4,511
Temenos AG
315,501
0.0
232,595
UBS Group AG
5,729,324
0 .5
1,909
(3)
VAT Group AG
681,214
0 .1
10,640  Zurich Insurance Group
AG
4,868,393
0 .5
United Arab Emirates : — %
19,351
(2)(4)
NMC Health PLC
—
—
United Kingdom : 12 .6%
68,833
3i Group PLC
1,732,582
0 .2
137,758
abrdn PLC
260,280
0.0
15,011
Admiral Group PLC
433,815
0.0
30,990
Ashtead Group PLC
1,879,326
0 .2
24,592  Associated British
Foods PLC
617,849
0 .1
109,607
AstraZeneca PLC
14,784,375
1 .4
64,964
(3)
Auto Trader Group PLC
488,141
0.0
193,649
Aviva PLC
916,577
0 .1
215,577
BAE Systems PLC
2,619,674
0 .3
1,100,095
Barclays PLC
2,120,367
0 .2
68,922  Barratt Developments
PLC
369,537
0.0
7,529  Berkeley Group
Holdings PLC
375,997
0.0
284,702  BHP Group Ltd. - Class
DI
8,080,842
0 .8
1,227,109
BP PLC
7,909,912
0 .7
150,246  British American
Tobacco PLC
4,717,557
0 .4
456,671
(1)
BT Group PLC
648,505
0 .1
23,899
Bunzl PLC
851,139
0 .1
26,673
Burberry Group PLC
618,149
0 .1
393,515
Centrica PLC
740,172
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom: (continued)
72,367
CNH Industrial NV
$ 878,510
0 .1
10,955  Coca-Cola Europacific
Partners PLC
686,197
0 .1
3,647  Coca-Cola Europacific
Partners PLC
227,865
0.0
122,597
Compass Group PLC
2,984,225
0 .3
9,875
Croda International PLC
589,853
0 .1
6,985
DCC PLC
391,090
0.0
158,908
Diageo PLC
5,858,675
0 .6
45,170
Entain PLC
512,313
0 .1
289,596
GSK PLC
5,239,923
0 .5
26,848
Halma PLC
632,562
0 .1
25,158  Hargreaves Lansdown
PLC
236,612
0.0
1,397,956
HSBC Holdings PLC
10,939,615
1 .0
61,057
Imperial Brands PLC
1,238,636
0 .1
98,978
Informa PLC
903,821
0 .1
11,904  InterContinental Hotels
Group PLC
880,358
0 .1
11,414
Intertek Group PLC
570,807
0 .1
117,158
J Sainsbury PLC
360,793
0.0
183,274
JD Sports Fashion PLC
332,925
0.0
12,974
Johnson Matthey PLC
256,852
0.0
134,714
Kingfisher PLC
365,699
0.0
49,820  Land Securities Group
PLC
357,114
0.0
422,748  Legal & General Group
PLC
1,140,723
0 .1
4,554,443  Lloyds Banking Group
PLC
2,447,546
0 .2
30,030  London Stock Exchange
Group PLC
3,009,803
0 .3
158,612
M&G PLC
380,023
0.0
95,576
Melrose Industries PLC
544,824
0 .1
260,393
National Grid PLC
3,114,150
0 .3
411,037
NatWest Group PLC
1,175,802
0 .1
8,519
Next PLC
755,568
0 .1
40,952
(2)
Ocado Group PLC
297,759
0.0
45,583
Pearson PLC
480,938
0.0
22,589
Persimmon PLC
295,839
0.0
53,097  Phoenix Group
Holdings PLC
311,181
0.0
194,706
Prudential PLC
2,092,973
0 .2
50,742  Reckitt Benckiser Group
PLC
3,578,385
0 .3
133,920
RELX PLC
4,518,479
0 .4
178,216
Rentokil Initial PLC
1,323,193
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom: (continued)
595,224
(2)
Rolls-Royce Holdings
PLC
$ 1,594,844
0 .2
72,492
Sage Group PLC
872,367
0 .1
57,002
Schroders PLC
281,664
0.0
82,279
Segro PLC
719,455
0 .1
17,840
Severn Trent PLC
514,783
0 .1
61,765
Smith & Nephew PLC
766,544
0 .1
24,733
Smiths Group PLC
486,946
0.0
5,217  Spirax-Sarco
Engineering PLC
603,888
0 .1
77,109
SSE PLC
1,511,064
0 .1
38,794
St James's Place PLC
391,394
0.0
167,740  Standard Chartered
PLC
1,542,804
0 .1
249,794
Taylor Wimpey PLC
356,253
0.0
506,949
Tesco PLC
1,630,604
0 .2
134,533
Unilever PLC
6,654,957
0 .6
43,328
Unilever PLC - NL
2,145,056
0 .2
48,223  United Utilities Group
PLC
557,221
0 .1
1,626,196
Vodafone Group PLC
1,524,406
0 .1
13,995
Whitbread PLC
589,094
0 .1
43,483
(2)
Wise PLC - Class A
362,623
0.0
76,012
WPP PLC
677,219
0 .1
United States : 2 .0%
39,030
CRH PLC
2,136,112
0 .2
2,954
(2)
CyberArk Software Ltd.
483,777
0.0
65,064
Experian PLC
2,128,098
0 .2
391,838
Haleon PLC
1,624,213
0 .2
31,125
(1)(2)
James Hardie Industries
PLC
814,020
0 .1
1,536
(2)
Monday.com Ltd.
244,562
0.0
16,127
(2)
QIAGEN NV
650,718
0 .1
2,264  Roche Holding AG -
Class BR
665,133
0 .1
38,485
Schneider Electric SE
6,342,028
0 .6
156,460
Stellantis NV
2,993,080
0 .3
21,331
Swiss Re AG
2,190,702
0 .2
33,395
Tenaris SA
527,506
0.0
Total Common Stock
(Cost $646,702,312)
1,035,015,088
97 .3
PREFERRED STOCK : 0 .4%
Germany : 0 .4%
4,088  Bayerische Motoren
Werke AG
380,514
0.0
8,053
(3)
Dr Ing hc F Porsche AG
755,590
0 .1
11,970
Henkel AG & Co. KGaA
852,378
0 .1
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
Germany: (continued)
10,829  Porsche Automobil
Holding SE
$ 532,672
0.0
1,853
(1)
Sartorius AG
627,600
0 .1
14,583
Volkswagen AG
1,675,578
0 .1
Total Preferred Stock
(Cost $4,106,926)
4,824,332
0 .4
Total Long-Term
Investments
(Cost $650,809,238)
1,039,839,420
97 .7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 7 .1%
Repurchase Agreements : 5 .4%
11,748,685
(5)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase Amount
$11,753,890,
collateralized by various
U.S. Government
Agency Obligations,
3.062%-6.000%, Market
Value plus accrued
interest $11,983,659,
due 08/01/28-07/01/53)
11,748,685
1 .1
13,780,178
(5)
Cantor Fitzgerald,
Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase Amount
$13,786,204,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market Value
plus accrued interest
$14,055,782, due
05/01/25-03/15/65)
13,780,178
1 .3

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya International Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
5,737,252
(5)
CF Secured LLC,
Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase
Amount $5,739,761,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.166%, Market Value
plus accrued interest
$5,851,998, due
11/15/23-08/20/72)
$ 5,737,252
0 .5
621,000
(5)
Industrial & Comm.
Bank of China,
Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase Amount
$621,272, collateralized
by various U.S.
Government Securities,
0.000%-7.500%, Market
Value plus accrued
interest $633,420, due
10/31/23-02/15/53)
621,000
0 .1
9,254,516
(5)
Mirae Asset Securities
USA Inc., Repurchase
Agreement dated
09/29/2023, 5.370%,
due 10/02/2023
(Repurchase
Amount $9,258,601,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.449%, Market Value
plus accrued interest
$9,443,831, due
02/15/25-04/20/71)
9,254,516
0 .9
621,459
(5)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase Amount
$621,732, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued
interest $633,888, due
10/02/23)
621,459
0 .1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
14,833,369
(5)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/29/2023, 5.380%,
due 10/02/2023
(Repurchase Amount
$14,839,928,
collateralized by various
U.S. Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$15,130,042, due
07/15/25-02/15/51)
$ 14,833,369
1 .4
Total Repurchase
Agreements
(Cost $56,596,459)
56,596,459
5 .4
Time Deposits : 0 .5%
1,370,000
(5)
Barclays Bank PLC,
5.340
%,
10/02/2023 1,370,000
0 .1
1,320,000
(5)
Canadian Imperial Bank
of Commerce,
5.310
%,
10/02/2023 1,320,000
0 .1
1,410,000
(5)
DZ Bank AG,
5.290
%,
10/02/2023 1,410,000
0 .2
1,370,000
(5)
Royal Bank of Canada,
5.320
%,
10/02/2023 1,370,000
0 .1
Total Time Deposits
(Cost $5,470,000)
5,470,000
0 .5
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1 .2%
12,988,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $12,988,000) $ 12,988,000 1 .2
Total Short-Term
Investments
(Cost $75,054,459)
75,054,459
7 .1
Total Investments in
Securities
(Cost $725,863,697) $ 1,114,893,879 104 .8
Liabilities in Excess of
Other Assets (51,393,952) (4.8)
Net Assets $ 1,063,499,927 100.0
ADR American Depositary Receipt
GDR Global Depositary Receipt

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya International Index Portfolio
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of September 30, 2023.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 18 .6%
Industrials 15 .5
Health Care 13 .0
Consumer Discretionary 11 .8
Consumer Staples 9 .6
Information Technology 7 .6
Materials 7 .3
Energy 4 .7
Communication Services 4 .0
Utilities 3 .3
Real Estate 2 .3
Short-Term Investments 7 .1
Liabilities in Excess of Other Assets ( 4 .8 )
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya International Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 76,022,912 $ — $ 76,022,912
Austria — 2,527,852 — 2,527,852
Belgium 235,777 8,110,823 — 8,346,600
Brazil — 442,128 — 442,128
Burkina Faso — 253,134 — 253,134
Chile — 484,132 — 484,132
China — 5,344,894 — 5,344,894
Denmark — 33,961,951 — 33,961,951
Finland — 11,511,689 — 11,511,689
France — 115,167,123 — 115,167,123
Germany — 80,677,041 — 80,677,041
Hong Kong 258,461 20,445,122 — 20,703,583
Ireland 773,724 6,271,400 — 7,045,124
Israel 2,294,646 4,162,822 — 6,457,468
Italy 354,236 23,030,259 — 23,384,495
Japan 233,077 238,285,966 — 238,519,043
Jordan — 297,635 — 297,635
Luxembourg — 1,443,884 — 1,443,884
Macao — 1,444,267 — 1,444,267
Netherlands 251,086 56,703,766 — 56,954,852
New Zealand 419,728 2,095,491 — 2,515,219
Norway — 6,838,551 — 6,838,551
Portugal — 1,887,923 — 1,887,923
Russia — — — —
Singapore 1,603,081 13,260,222 — 14,863,303
South Africa — 2,467,618 — 2,467,618
South Korea — 353,721 — 353,721
Spain — 26,688,634 — 26,688,634
Sweden — 29,995,555 — 29,995,555
Switzerland — 103,755,195 — 103,755,195
United Arab Emirates — — — —
United Kingdom 742,648 133,116,965 — 133,859,613
United States 5,857,531 14,942,418 — 20,799,949
Total Common Stock 13,023,995 1,021,991,093 — 1,035,015,088
Preferred Stock — 4,824,332 — 4,824,332
Short-Term Investments 12,988,000 62,066,459 — 75,054,459
Total Investments, at fair value $ 26,011,995 $ 1,088,881,884 $ — $ 1,114,893,879
Liabilities Table
Other Financial Instruments+
Futures $ (410,015) $ — $ — $ (410,015)
Total Liabilities $ (410,015) $ — $ — $ (410,015)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya International Index Portfolio
At September 30, 2023, the following futures contracts were outstanding for Voya International Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI EAFE Index 269 12/15/23 $ 27,458,175 $ (410,015)
$ 27,458,175 $ (410,015)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 413,716,397
Gross Unrealized Depreciation (24,686,216)
Net Unrealized Appreciation $ 389,030,181